SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2020
Disclosure of significant accounting policies [abstract]
Loss per ordinary share
Loss per ordinary share

Basic and diluted loss per share are computed by dividing the loss for the period by the weighted average number of ordinary shares outstanding for each period.

All outstanding options and warrants have been excluded from the calculation of the diluted loss per share for the six months ended June 30, 2020 and 2019 since their effect was anti-dilutive. The total number of ordinary shares which were excluded from the calculation of diluted loss per share was 7,613,633 and 5,529,645 for the six months ended June 30, 2020 and 2019 respectively.

All outstanding options and warrants have been excluded from the calculation of the diluted loss per share for the three months ended June 30, 2020 and 2019 since their effect was anti-dilutive. The total number of ordinary shares which were excluded from the calculation of diluted loss per share was 7,864,992 and 5,450,825 for the three months ended June 30, 2020 and 2019 respectively.